CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 84,955	$ 139,170
Accounts receivable, net	12,552	7,145
Inventories	9,358	8,494
Prepaid expenses	1,353	1,458
Due from related parties	22,376	20,512
Other current assets	14,144	13,607
Total current assets	144,738	190,386
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $890,269 (2019: $840,429)	2,466,556	2,389,874
Deferred charges, net	19,584	11,455
Investments in affiliates	12,230	8,965
Other non-current assets	56,971	82,339
Total non-current assets	2,555,341	2,492,633
Total assets	2,700,079	2,683,019
CURRENT LIABILITIES
Accounts payable	20,903	11,168
Accrued liabilities	14,620	8,527
Current portion of long-term debt, net	123,084	119,673
Current portion of long-term leaseback obligation, net	23,822	16,342
Accumulated accrued interest, current portion	30,415	34,137
Unearned revenue	18,240	17,960
Other current liabilities	7,848	15,273
Total current liabilities	238,932	223,080
LONG-TERM LIABILITIES
Long-term debt, net	1,240,253	1,270,663
Long-term leaseback obligation, net of current portion	107,353	121,872
Accumulated accrued interest, net of current portion	139,553	156,583
Unearned revenue, net of current portion	23,783	28,528
Other long-term liabilities	393	603
Total long-term liabilities	1,511,335	1,578,249
Total liabilities	1,750,267	1,801,329
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2020 and December 31, 2019)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2020 and December 31, 2019. 24,789,312 shares issued and outstanding as of June 30, 2020 and December 31, 2019)	248	248
Additional paid-in capital	785,870	785,274
Accumulated other comprehensive loss	(116,993)	(116,934)
Retained earnings	280,687	213,102
Total stockholders' equity	949,812	881,690
Total liabilities and stockholders' equity	$ 2,700,079	$ 2,683,019